Consolidated Balance Sheets (Parenthetical) - USD ($)	Nov. 30, 2024	May 31, 2024
Statement of Financial Position [Abstract]
Accumulated depreciation on music inventory	$ 21,719	$ 21,533
Debt discount on notes payable	$ 4,018	$ 31,709
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000,000	50,000,000,000
Common stock, shares issued	3,325,531,102	756,612,000
Common stock, shares outstanding	3,325,531,102	756,612,000